Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	$ 133,311
Hyperinflation monetary adjustments	(48)
Goodwill ending balance	134,752	$ 133,311
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	133,316	140,980
Effect of movements in foreign exchange	967	(7,541)
Disposals through the sale of subsidiaries	(15)	(652)
Acquisitions through business combinations	389	107
Hyperinflation monetary adjustments	100	435
Reclassified as held for sale		(13)
Goodwill ending balance	134,757	133,316
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance	(5)	(40)
Disposals through the sale of subsidiaries		35
Goodwill ending balance	$ (5)	$ (5)